17. SEGMENT REPORTING (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Air Industries Machining
Net Sales	$ 42,075,000	$ 42,668,000
Gross Profit	8,218,000	8,013,000
Pre Tax Income	4,181,000	3,527,000
Assets	24,673,000	27,735,000
Nassau Tool Works
Net Sales	7,233,000
Gross Profit	2,610,000
Pre Tax Income	963,000
Assets	14,410,000
Welding Metallurgy
Net Sales	14,907,000	11,077,000
Gross Profit	4,030,000	2,915,000
Pre Tax Income	1,501,000	1,288,000
Assets	10,818,000	8,028,000
Corporate
Net Sales
Gross Profit
Pre Tax Loss	(2,650,000)	(2,511,000)
Assets	13,200,000	7,883,000
Consolidated
Net Sales	64,215,000	53,745,000
Gross Profit	14,858,000	10,928,000
Pre Tax Income	3,995,000	2,304,000
Provision for Taxes	1,447,000	57,000
Net Income	2,548,000	2,247,000
Elimination of Assets	(9,945,000)	(6,665,000)
Assets	$ 53,156,000	$ 36,981,000